Subsequent Events	6 Months Ended	9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the condensed consolidated balance sheet date up to the date that the unaudited condensed consolidated financial statements were issued. Based upon this review, besides the below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements.

Amendments to our Amended and Restated Memorandum

On October 21, 2025, with the requisite approvals of the shareholders of the Company, the Amended and Restated Memorandum were amended to (i) change the name of the Company from “Bleichroeder Acquisition Corp. I” to “Inflection Point Acquisition Corp. IV” and (ii) to permit the Company to consummate the redemption of Public Shares at an earlier time in connection with the commencement of the procedures to consummate a proposed Business Combination, as opposed to upon consummation of the proposed Business Combination, if the board of directors determines it is desirable to facilitate the consummation of such Business Combination.